WORLD INVESTMENT SERIES, INC. FEDERATED ASIA PACIFIC GROWTH FUND FEDERATED EMERGING MARKETS FUND FEDERATED EUROPEAN GROWTH FUND FEDERATED GLOBAL EQUITY INCOME FUND FEDERATED GLOBAL FINANCIAL SERVICES FUND FEDERATED INTERNATIONAL GROWTH FUND FEDERATED INTERNATIONAL HIGH INCOME FUND FEDERATED INTERNATIONAL SMALL COMPANY FUND FEDERATED LATIN AMERICAN GROWTH FUND FEDERATED WORLD UTILITY FUND

SUPPLEMENT TO PROSPECTUSES DATED MARCH 31, 1999

        I. At a special meeting of shareholders to be held on November 18, 1999, shareholders of the above-named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

           Shareholders will be asked to consider the following proposals:

           (1)        To elect seven Directors.

           (2) To make changes to the fundamental investment policies of each Fund (except as otherwise noted):

               (a)To amend the Funds' fundamental investment policies regarding diversification to read as follows (for each Fund EXCEPT Federated Global Equity Income Fund, Federated Global Financial Services Fund and Federated International Growth
                  Fund):

                  "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."

               (b) To amend the Funds' fundamental investment policies regarding borrowing money and issuing senior securities to read as follows:

                  "The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

               (c) To amend the Funds' fundamental investment policies regarding investments in real estate to read as follows:

                  "The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

               (d) To amend the Funds' fundamental investment policies regarding investments in commodities to read as follows:

                  "The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities."

               (e) To amend the Funds' fundamental investment policies regarding underwriting securities to read as follows:

                  "The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

               (f) To amend the Funds' fundamental investment policies regarding lending by the Funds to read as follows:

                  "The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

               (g)To amend the Funds' fundamental investment policies regarding concentration of the Funds' investments in the securities of companies in the same industry to read as follows:

                  For all Funds EXCEPT Federated Global Financial Services Fund, Federated International Growth Fund and Federated World Utility Fund:

                  "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  For Federated Global Financial Services Fund:

                  "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in issuers in the financial services industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  For Federated International Growth Fund:

                  "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in investment company securities. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                  For Federated World Utility Fund:

                  "The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may concentrate its investments in issuers in the utilities industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

               (h) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding buying securities on margin to read as follows:

                  "The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

               (i) To amend, and to make non-fundamental, the Funds' fundamental investment policies regarding pledging assets to read as follows:

                  "The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

          (3) To eliminate the Funds' fundamental investment policies regarding selling securities short (for each Fund EXCEPT Federated World Utility Fund).

          (4) To approve an amendment to the Articles of Incorporation of World Investment Series, Inc. to permit the Board of Directors to liquidate assets of a series or class without seeking shareholder approval to the extent permitted under Maryland law.

        II. The following actions have been taken by the Board of Directors with regard to certain non-fundamental investment policies and limitations of the
Funds:

     (1) Approved the elimination of the following non-fundamental investment limitations of the Funds:

          (a) Removed the policies on purchasing put options (for each Fund EXCEPT Federated World Utility Fund);

          (b)  Removed the policies on writing call options; and

          (c)  Removed the policies on investing for control or management.

     (2) Approved revisions to the Funds' non-fundamental investment policies regarding investments in illiquid securities to read as follows:

               "The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

          (3)  Approved the  elimination of the following  undertakings  for the
               Funds:

               All Funds EXCEPT Federated World Utility Fund:

               "The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year."

               Federated World Utility Fund:

     "The Fund does not intend to borrow money, pledge securities, or invest in securities of other investment companies in excess of 5% of the value of its total assets in the coming fiscal year."

           (4) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration for the Funds:

               For all Funds EXCEPT Federated Global Financial Services Fund and Federated World Utility Fund:

               "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

               For Federated Global Financial Services Fund:

               "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will be considered a separate industry); and (b) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

               For Federated World Utility Fund:

               "(a) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (b) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests so long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute `concentration.'"

      (5) Approved the addition of the following non-fundamental investment limitation for each Fund when applying its commodities restriction:

               "As a matter of non-fundamental operating policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

           (6) Approved the restatement of the Funds' diversification policies to read as follows (for Federated Global Equity Income Fund, Federated Global Financial Services Fund and Federated International Growth Fund ONLY):

               "With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer."


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                                                              September 24, 1999

Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue

Pittsburgh, PA  15222-3779

Cusip 981487507              Cusip 981487739
Cusip 981487606              Cusip 981487721
Cusip 981487705              Cusip 981487713
Cusip 981487804              Cusip 981487762
Cusip 981487887              Cusip 981487754
Cusip 981487879              Cusip 981487747
Cusip 981487861              Cusip 981487838
Cusip 981487853              Cusip 981487820
Cusip 981487846              Cusip 981487812
Cusip 981487697              Cusip 981487796
Cusip 981487689              Cusip 981487788
Cusip 981487671              Cusip 981487770
Cusip 981487663              Cusip 981487101
Cusip 981487655              Cusip 981487309
Cusip 981487648              Cusip 981487408